Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 44,468	$ 76,619
Accounts receivable, net (Note 3)	216,473	221,872
Related party receivables (Note 14)	17,208	17,179
Inventories (Note 5)	230,924	202,412
Deferred tax assets (Note 11)	30,901	30,256
Other current assets	19,926	22,776
Total current assets	559,900	571,114
Property, plant and equipment, net (Note 6)	168,834	168,772
Goodwill (Note 7)	308,080	309,703
Other intangible assets, net (Note 7)	310,351	373,433
Deferred financing costs, net	11,578	14,622
Other long-term assets	1,380	4,115
Total assets	1,360,123	1,441,759
Current liabilities
Accounts payable	143,618	152,052
Current maturities of long-term debt (note 10)	23,166	3,176
Related party payables (Note 14)	2,450	587
Product returns liability (Note 9)	37,635	42,031
Interest payable	13,083	13,081
Accrued expenses and other current liabilities (Note 8)	50,869	58,665
Total current liabilities	270,821	269,592
Long-term debt, less current maturities (Note 10)	684,998	687,860
Pension and other post-retirement liabilities (Note 12)	97,720	62,256
Deferred tax liabilities (Note 11)	78,254	122,983
Long-term related party payables (Note 14)	101	361
Other long-term liabilities	2,648	2,925
Total liabilities	1,134,542	1,145,977
Contingencies (Note 13)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(52,894)	(17,485)
Accumulated other comprehensive loss (Note 17)	(41,563)	(6,771)
Total shareholder's equity	225,581	295,782
Total liabilities and shareholder's equity	$ 1,360,123	$ 1,441,759